UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Laurentian Management, L.L.C.

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-10395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (212) 774-6035


Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York              May 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total: $632,954
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                        LAURENTIAN CAPITAL LLC
                                                            SEC Form 13-F
                                                               03/31/03
                                                    Item #4
                                                    Market                               Item #6       Item #7         Item #8
          Item #1              Item #2   Item #3    Value        Item #5         Investment Descretion Other      Voting Authority
      Name of Issuer           Title     CUSIP      x$1,000)  Quantity Sh/Prn   Sole    Shared  Other  Managers  Sole  Shared Other
ACCENTURE LTD-CL A              common   G1150G111     3940     254200 sh        254200   n/a    n/a     n/a     254200   n/a   n/a
ALLIED CAPITAL CORP             common   01903Q108      999      50000 sh         50000   n/a    n/a     n/a      50000   n/a   n/a
AMDOCS LTD                      common   G02602103    15899    1197200 sh       1197200   n/a    n/a     n/a    1197200   n/a   n/a
AMERICAN GREETINGS CORP-CL A    common   026375105    15590    1190100 sh       1190100   n/a    n/a     n/a    1190100   n/a   n/a
AMN HEALTHCARE SERVICES INC     common   001744101     9059     825000 sh        825000   n/a    n/a     n/a     825000   n/a   n/a
AUTOZONE INC                    common   053332102    21300     310000 sh        310000   n/a    n/a     n/a     310000   n/a   n/a
BLACK & DECKER CORP             common   091797100     7024     201500 sh        201500   n/a    n/a     n/a     201500   n/a   n/a
CARMAX INC                      common   143130102    38214    2622800 sh       2622800   n/a    n/a     n/a    2622800   n/a   n/a
CEC ENTERTAINMENT INC           common   125137109    36325    1335000 sh       1335000   n/a    n/a     n/a    1335000   n/a   n/a
CIRCUIT CITY STORES INC         common   172737108    13780    2650000 sh       2650000   n/a    n/a     n/a    2650000   n/a   n/a
ECHOSTAR COMMUNICATIONS - A     common   278762109    13862     480000 sh        480000   n/a    n/a     n/a     480000   n/a   n/a
GAP INC/THE                     common   364760108    18324    1264600 sh       1264600   n/a    n/a     n/a    1264600   n/a   n/a
GENERAL MOTORS-HUGHES ELECTR    common   370442832     5040     450000 sh        450000   n/a    n/a     n/a     450000   n/a   n/a
HCA INC                         common   404119109    29457     712200 sh        712200   n/a    n/a     n/a     712200   n/a   n/a
HOLLYWOOD ENTERTAINMENT CORP    common   436141105    46189    2888600 sh       2888600   n/a    n/a     n/a    2888600   n/a   n/a
HOME DEPOT INC                  common   437076102    22643     929500 sh        929500   n/a    n/a     n/a     929500   n/a   n/a
HOTELS.COM-CL A                 common   44147T108    14321     248300 sh        248300   n/a    n/a     n/a     248300   n/a   n/a
INTUIT INC                      common   461202103     3906     105000 sh        105000   n/a    n/a     n/a     105000   n/a   n/a
J.C. PENNEY CO INC (HLDG CO)    common   708160106     5077     258500 sh        258500   n/a    n/a     n/a     258500   n/a   n/a
KIMBERLY-CLARK CORP             common   494368103    46892    1031500 sh       1031500   n/a    n/a     n/a    1031500   n/a   n/a
K-SWISS INC -CL A               common   482686102     7777     304400 sh        304400   n/a    n/a     n/a     304400   n/a   n/a
LONGS DRUG STORES CORP          common   543162101      168      11200 sh         11200   n/a    n/a     n/a      11200   n/a   n/a
LOWE'S COS INC                  common   548661107    45269    1109000 sh       1109000   n/a    n/a     n/a    1109000   n/a   n/a
MCDONALD'S CORP                 common   580135101     5567     385000 sh        385000   n/a    n/a     n/a     385000   n/a   n/a
MOTHERS WORK INC                common   619903107     3925     177200 sh        177200   n/a    n/a     n/a     177200   n/a   n/a
PETSMART INC                    common   716768106    33705    2675000 sh       2675000   n/a    n/a     n/a    2675000   n/a   n/a
PRICE COMMUNICATIONS CORP       common   741437305     4186     350000 sh        350000   n/a    n/a     n/a     350000   n/a   n/a
REGAL ENTERTAINMENT GROUP-A     common   758766109    24511    1365500 sh       1365500   n/a    n/a     n/a    1365500   n/a   n/a
RELIANT RESOURCES INC           common   75952B105       39      11000 sh         11000   n/a    n/a     n/a      11000   n/a   n/a
RENT-A-CENTER INC               common   76009N100    30266     551000 sh        551000   n/a    n/a     n/a     551000   n/a   n/a
RJ REYNOLDS TOBACCO HOLDINGS    common   76182K105     2420      75000 sh         75000   n/a    n/a     n/a      75000   n/a   n/a
SEARS ROEBUCK & CO              common   812387108    12075     500000 sh        500000   n/a    n/a     n/a     500000   n/a   n/a
STANLEY WORKS/THE               common   854616109     6717     280000 sh        280000   n/a    n/a     n/a     280000   n/a   n/a
STAPLES INC                     common   855030102     8615     470000 sh        470000   n/a    n/a     n/a     470000   n/a   n/a
THE BUCKLE INC                  common   118440106     1414      79900 sh         79900   n/a    n/a     n/a      79900   n/a   n/a
TIFFANY & CO                    common   886547108    10000     400000 sh        400000   n/a    n/a     n/a     400000   n/a   n/a
TIMBERLAND CO-CL A              common   887100105     2091      50000 sh         50000   n/a    n/a     n/a      50000   n/a   n/a
ULTIMATE ELECTRONICS INC        common   903849107     4412     555000 sh        555000   n/a    n/a     n/a     555000   n/a   n/a
USA INTERACTIVE                 common   902984103    17414     650000 sh        650000   n/a    n/a     n/a     650000   n/a   n/a
VIACOM INC-CL B                 common   925524308     9130     250000 sh        250000   n/a    n/a     n/a     250000   n/a   n/a
WILLIAMS-SONOMA INC             common   969904101    35412    1624400 sh       1624400   n/a    n/a     n/a    1624400   n/a   n/a


03338.0003 #404110